Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change In Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 118.5	$ 114.8	$ 116.1
Reduction of revenue	65.7	44.5	236.1	$ 221.0
Payments	(64.2)	(68.2)	(237.4)	(217.3)
Ending balance	$ 120.0	$ 91.1	$ 114.8	$ 116.1